United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form N-Q
                   Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                   811-4743

                     (Investment Company Act File Number)


                      Federated Equity Income Fund, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                                (412) 288-1900
                       (Registrant's Telephone Number)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 11/30/06


                 Date of Reporting Period: Quarter ended 2/28/06







Item 1.     Schedule of Investments





FEDERATED EQUITY INCOME FUND, INC.
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

  Principal
    Amount
  or Shares                                                                     Value

                     COMMON STOCKS--95.6%
                     Consumer Discretionary--6.0%
   193,500           Clear Channel Communications, Inc.                  $    5,476,050
   127,900           Gannett Co., Inc.                                        7,950,264
   296,300           Hasbro, Inc.                                             6,011,927
   562,100           Mattel, Inc.                                             9,471,385
   674,300           McDonald's Corp.                                         23,539,813
   888,200           Pearson PLC, ADR                                         11,058,090
                         TOTAL                                                63,507,529
                     Consumer Staples--9.4%
    73,500      (1)  Altria Group, Inc.                                       5,284,650
   627,800      (1)  Coca-Cola Co.                                            26,348,766
   154,500           Colgate-Palmolive Co.                                    8,417,160
   378,300      (1)  Kimberly-Clark Corp.                                     22,387,794
   187,400      (1)  Kraft Foods, Inc., Class A                               5,638,866
   256,500      (1)  Loews Corp.                                              12,181,185
   252,100      (1)  PepsiCo, Inc.                                            14,901,631
   305,000           Sara Lee Corp.                                           5,389,350
                         TOTAL                                               100,549,402
                     Energy--15.6%
   512,600           Chevron Corp.                                            28,951,648
   178,900      (1)  ConocoPhillips                                           10,905,744
   870,000           Exxon Mobil Corp.                                        51,651,900
   205,400           Kinder Morgan, Inc.                                      19,057,012
    94,200           Marathon Oil Corp.                                       6,650,520
    29,100           Occidental Petroleum Corp.                               2,663,814
   252,600           Royal Dutch Shell PLC, Class A, ADR                      15,277,248
   247,300           Total SA, Class B, ADR                                   31,191,949
                         TOTAL                                               166,349,835
                     Financials--30.2%
   194,443      (1)  Ace Ltd.                                                 10,836,308
   434,400           Allstate Corp.                                           23,796,432
   282,600           Amvescap PLC, ADR                                        5,386,356
   879,370           Bank of America Corp.                                    40,319,115
   202,600           Bank of New York Co., Inc.                               6,937,024
   146,400           Barclays PLC, ADR                                        6,861,768
  1,108,700          Citigroup, Inc.                                          51,410,419
   381,900           Federal Home Loan Mortgage Corp.                         25,736,241
    46,600           Federal National Mortgage Association                    2,548,088
   177,900           Gallagher (Arthur J.) & Co.                              5,246,271
   339,000           J.P. Morgan Chase & Co.                                  13,946,460
   172,400           Lloyds TSB Group PLC, ADR                                6,749,460
   290,800           Morgan Stanley                                           17,349,128
   245,700           Nationwide Financial Services, Inc., Class A             10,530,702
    78,700           PartnerRe Ltd.                                           4,770,007
    60,200           RenaissanceRe Holdings Ltd.                              2,681,910
   459,600           Sun Life Financial Services of Canada                    20,047,752
   321,300      (1)  U.S. Bancorp                                             9,931,383
   112,100      (1)  UBS AG                                                   11,908,383
   193,300      (1)  Wachovia Corp.                                           10,838,331
    63,500      (1)  Washington Mutual Bank                                   2,711,450
   394,100           Wells Fargo & Co.                                        25,301,220
    80,800      (1)  XL Capital Ltd., Class A                                 5,458,040
                         TOTAL                                               321,302,248
                     Health Care--8.4%
   362,500           Abbott Laboratories                                      16,015,250
   210,000           GlaxoSmithKline PLC, ADR                                 10,672,200
   185,200      (1)  Johnson & Johnson                                        10,676,780
  1,552,100          Pfizer, Inc.                                             40,649,499
   226,700           Wyeth                                                    11,289,660
                         TOTAL                                                89,303,389
                     Industrials--5.7%
   161,100           Cendant Corp.                                            2,677,482
   502,300      (1)  General Electric Co.                                     16,510,601
   188,000      (1)  Lockheed Martin Corp.                                    13,699,560
   109,000           Northrop Grumman Corp.                                   6,986,900
   255,800           TNT NV, ADR                                              8,323,732
    35,600           United Parcel Service, Inc.                              2,659,676
   112,800           United Technologies Corp.                                6,598,800
    88,000           Waste Management, Inc.                                   2,926,880
                         TOTAL                                                60,383,631
                     Information Technology--1.8%
    59,400           Automatic Data Processing, Inc.                          2,743,686
   120,400      (1)  Intel Corp.                                              2,480,240
   583,100           Nokia Oyj, Class A, ADR                                  10,833,998
    73,500           Paychex, Inc.                                            2,943,675
                         TOTAL                                                19,001,599
                     Materials--3.9%
    98,800           Air Products & Chemicals, Inc.                           6,339,008
   225,700      (1)  Alcoa, Inc.                                              6,617,524
   193,500      (1)  Du Pont (E.I.) de Nemours & Co.                          7,786,440
   321,400           International Flavors & Fragrances, Inc.                 11,130,082
    46,400           PPG Industries, Inc.                                     2,813,232
   129,900           Rohm & Haas Co.                                          6,462,525
                         TOTAL                                                41,148,811
                     Telecommunication Services--11.3%
  1,626,195     (1)  AT&T, Inc.                                               44,866,720
    89,200           Alltel Corp.                                             5,632,980
   210,200      (1)  BCE, Inc.                                                5,099,452
   468,700      (1)  BellSouth Corp.                                          14,801,546
   523,400           Telefonos de Mexico, Class L, ADR                        11,718,926
  1,029,700          Telstra Corp. Ltd., ADR                                  14,776,195
   559,800      (1)  Verizon Communications                                   18,865,260
   244,700           Vodafone Group PLC, ADR                                  4,727,604
                         TOTAL                                               120,488,683
                     Utilities--3.3%
   174,400           Equitable Resources, Inc.                                6,341,184
    94,000           Exelon Corp.                                             5,368,340
   125,402           National Grid PLC, ADR                                   6,602,415
   353,300           Northeast Utilities Co.                                  6,931,746
   173,400           Pinnacle West Capital Corp.                              7,118,070
    60,200      (1)  Progress Energy, Inc.                                    2,671,676
                         TOTAL                                               35,033,431
                         TOTAL COMMON STOCKS (IDENTIFIED COST             1,017,068,558
                         $868,161,663)

                     PREFERRED STOCKS--3.1%
                     Consumer Discretionary--1.0%
   353,000           Credit Suisse First Boston USA, Inc., JNY, PERCS         10,289,950
                     Industrials--2.1%
   409,100           Credit Suisse First Boston USA, Inc., TYC, PERCS         10,530,234
   478,800           Morgan Stanley & Co., Inc., CBI, PERCS                   11,522,322
                         TOTAL                                                22,052,556
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST
                         $21,686,478)                                         32,342,506

                     REPURCHASE AGREEMENTS--13.7%
  13,967,000         Interest in $3,700,000,000 joint repurchase
                     agreement 4.58%, dated 2/28/2006 under which Bank
                     of America N.A., will repurchase U.S. Government
                     Agency and securities with various maturities to
                     4/1/2035 for $3,700,470,722 on 3/1/2006.  The
                     market value of the underlying securities at the
                     end of the period was $3,774,000,000.                    13,967,000
  66,000,000         Interest in $1,000,000,000 joint repurchase
                     agreement 4.58%, dated 2/28/2006 under which Bear
                     Stearns and Co. Inc., will repurchase U.S.
                     Government Agency and securities with various
                     maturities to 11/25/2033 for $1,000,127,222 on
                     3/1/2006.  The market value of the underlying
                     securities at the end of the period was
                     $1,030,004,399. (purchased with proceeds from
                     securities lending)                                      66,000,000
  65,809,000         Interest in $1,600,000,000 joint repurchase
                     agreement 4.58%, dated 2/28/2006, under which BNP
                     Paribas Securities Corp., will repurchase U.S.
                     Government Agency and securities with various
                     maturities to 2/15/2032 for $1,600,203,556 on
                     3/1/2006.  The market value of the underlying
                     securities at the end of the period was
                     $1,632,031,407. (purchased with proceeds from
                     securities lending)                                      65,809,000
                   TOTAL REPURCHASE AGREEMENTS ( AT AMORTIZED
                         COST) 145,776,000
                         TOTAL INVESTMENTS--112.4%                          1,195,187,064
                         (IDENTIFIED COST $1,035,624,141)(2)
                         OTHER ASSETS AND LIABILITIES--NET--(12.4)%            131,648,113
                         TOTAL NET ASSETS--100%                           $  1,063,538,951

==============================================================================

     1 All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of February 28, 2006, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned       Market Value of Collateral
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       $127,449,593                                $131,809,000
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
     2 At February 28, 2006, the cost of investments for federal tax purposes amounts to $1,035,624,141. The net unrealized appreciation of investments on a federal tax basis amounts to $159,562,923. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $175,284,329 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,721,406.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.
Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
PERCS       --Preferred Equity Redemption Cumulative Stock




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Income Fund, Inc.

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006